Cash flow information (Details 2)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Cash flow information
Dividends not collected	$ 0		$ (987,000,000)		$ 0
Increase/ (Decrease) in participation in subsidiaries, associates and joint ventures due to currency translation adjustment	3,154,000,000		19,072,000,000		12,620,000,000
Increase in other reserves through an increase in investments in associates and joint ventures	7,627,000,000		366		20,896
Increase in intangible assets through a decrease in investment in associates	0		0		2,889
Decrease in property, plant and equipment through an increase in tax credits and liabilities	0		0		1,625
Increase in property, plant and equipment through a decrease in investment property			0		7,845
Decrease in property, plant and equipment through an increase in equity	266,000,000		0		849
Decrease trade and other receivables through a decrease in lease liabilities	0		6		65
Increase in financial instruments through a decrease in trade and other receivables with related parties	0		0		153
Increase in trading properties through an increase in borrowings	0		0		216,000,000
Dividends in shares distribution	0		0		2,570,000,000
Increase in investment properties through an increase in borrowings						$ 1,438,000,000
Increase in rights of use assets through an increase in lease liabilities	9,614,000,000		2,123		7,123,000,000
Increase in property, plant and equipment through an increase in trade and other payables	0		1,820,000,000		0
Increase in trading properties through a decrease in investment properties	0		6,767,000,000		0
Increase in investment properties through an increase in trade and other payables	143		399,000,000		0
Cancellation of non-convertible notes in portfolio	0			$ 18,460		0
Decrease in investment properties through an increase in property, plant and equipment	860			10,688		0
Decrease in property, plant and equipment through an increase in investment properties	4,629			2,499		0
Distribution of dividends to non-controlling shareholders? pending payment	0		151,000,000		0
Increase in intangible assets through an increase in trade and other payables	0		26		0
Decrease in associates and joint ventures through an increase in assets held for sale	0		5,101		0
Increase in participation in subsidiaries, associates and joint ventures due to an increase in the reserve share-based payments	2,536
Decrease in borrowings through a decrease in financial assets	0		2,536		0
Increase in investment properties through a decrease in financial assets	344		0		0
Increase in investment in associates through loss of control in subsidiaries	0		3,286		0
Decrease in trading properties through an increase in intangible assets		$ 1,272	0		0
Acquisition of investment properties through a decrease in trade and other receivables	46		0		0
Increase in non-convertible notes through a decrease in non-convertible notes	64,742		22,127		0
Increase in investment in associates through a decrease in investments in financial assets	0		1,865		0
Increase in investments in financial assets through a decrease in investment properties	1,191		0		0
Increase in rights of use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	0		34,787		0
Decrease in borrowings through a decrease in trading properties		338	0		0
Decrease in shareholders' equity through a decrease in financial assets		$ 2,536	0		0
Increase in intangible assets through an increase in payroll and social security liabilities	0		56,000,000		0
Decrease in equity through an increase in deferred income tax liabilities	0			806		0
Decrease in borrowings through a decrease in trade and other receivables	0		951,000,000		0
Increase in investment in associates and joint ventures through an decrease in investments in financial assets	0		97		0
Increase in dividends receivables through a decrease in investment in associates and join ventures	0		37,000,000		0
Capital contributions from non-controlling interest in subsidiaries through a decrease in borrowings			9,000,000
Capital contributions from non-controlling interest in subsidiaries through an increase in trade and other receivables	0		$ 11		$ 0
Decrease in property, plant and equipment through an increase in trade and other receivables	$ 0			$ 34,000,000		$ 0